Document Entity Information	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36185
Entity Registrant Name	DYNAGAS LNG PARTNERS LP
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	Poseidonos Avenue and Foivis 2 Street
Entity Address, Postal Zip Code	166 74
Entity Address, City or Town	Glyfada, Athens
Entity Address, Country	GR
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	Ernst & Young (Hellas) Certified Auditors Accountants S.A.
Auditor Firm ID	1457
Auditor Location	Athens, Greece
Entity Central Index Key	0001578453
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Common Units Representing Limited Partnership Interests
Entity Addresses [Line Items]
Title of 12(b) Security	Common units representing limited partnership interests
Trading Symbol	DLNG
Security Exchange Name	NYSE
Series A Preferred
Entity Addresses [Line Items]
Title of 12(b) Security	9.00% Series A Cumulative Redeemable Preferred Units
Trading Symbol	DLNG PR A
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	3,000,000
Series B Preferred
Entity Addresses [Line Items]
Title of 12(b) Security	8.75% Series B Fixed to Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	DLNG PR B
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	2,200,000
Common Limited Partner
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	36,802,247
General Partner II
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	35,526
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	Poseidonos Avenue and Foivis 2 Street
Entity Address, Postal Zip Code	166 74
Entity Address, City or Town	Glyfada, Athens
Entity Address, Country	GR
Contact Personnel Name	Michael Gregos
City Area Code	+30
Local Phone Number	210 891 7960